Material accounting policies - Additional Information (Detail)	12 Months Ended
Mar. 31, 2024
Other intangible assets [Member]
Statements [Line Items]
Estimated useful lives of intangible assets	5 years
Bottom of range [Member] | Buildings [Member]
Statements [Line Items]
Estimated useful lives of property, plant and equipment	2 years
Bottom of range [Member] | Machinery and equipment [Member]
Statements [Line Items]
Estimated useful lives of property, plant and equipment	2 years
Bottom of range [Member] | Vehicles and equipment on operating leases [Member]
Statements [Line Items]
Estimated useful lives of property, plant and equipment	2 years
Bottom of range [Member] | Capitalised development cost [Member]
Statements [Line Items]
Estimated useful lives of intangible assets	5 years
Top of range [Member] | Buildings [Member]
Statements [Line Items]
Estimated useful lives of property, plant and equipment	65 years
Top of range [Member] | Machinery and equipment [Member]
Statements [Line Items]
Estimated useful lives of property, plant and equipment	20 years
Top of range [Member] | Vehicles and equipment on operating leases [Member]
Statements [Line Items]
Estimated useful lives of property, plant and equipment	5 years
Top of range [Member] | Capitalised development cost [Member]
Statements [Line Items]
Estimated useful lives of intangible assets	10 years